Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

February 22, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Chemical Financial Corporation
Commission File No. 000-08185
Form 10-K for the Year Ended December 31, 2012

Dear Sir or Madam:

Transmitted with this letter is a copy of a Form 10‑K on behalf of Chemical Financial Corporation ("Chemical") for the year ended December 31, 2012.

This filing is transmitted electronically through the EDGAR system and is subject to Regulation S‑T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Chemical, to retain the signed documents for a period of five years and to furnish a copy of any signed document to the Commission upon request.

The financial statements in the report do not reflect any change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

If the Commission has any comments or requires any further information, please contact me by phone at (616) 752-2176 or by fax at (616) 222-2176.

Very truly yours,

/s/ G. Charles Goode

G. Charles Goode